SCHEDULE OF PRINCIPAL PAYMENTS OF MORTGAGE NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
2026	$ 20,444,714	$ 29,973,191
2027	2,426,952	1,715,086
2028	7,780,015	8,624,623
2029	29,000,810	29,367,490
2030	11,182,158	11,656,692
Thereafter	11,572,246	11,584,601
Total	82,406,895	92,921,683
Presidio Property Trust Inc Notes Payable [Member]
Short-Term Debt [Line Items]
2026	16,676,442	25,504,041
2027	463,715	463,715
2028	454,843	454,843
2029	23,497,306	23,497,197
2030	5,812,792	5,812,792
Thereafter	11,572,246	11,584,601
Total	58,477,344	67,317,189
Model Home Properies Notes Payable [Member]
Short-Term Debt [Line Items]
2026	3,768,272	4,469,150
2027	1,963,237	1,251,371
2028	7,325,172	8,169,780
2029	5,503,504	5,870,293
2030	5,369,366	5,843,900
Thereafter
Total	$ 23,929,551	$ 25,604,494